Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of received warrants
	Number of warrants	Exercise price per share	Expiration
Series A preferred offering	12,500,000	$0.08	2019-2020
Subordinated promissory note offering	1,406,250	$0.08	2019-2020
Acquisition of Medeor	2,000,000	$0.11	2020
	15,906,250